Debt Obligations Level 4 (Details) - Scheduled Maturities (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt and Commitments Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 98
Operating Leases, Future Minimum Payments Due, Next Twelve Months	35
Capital Leases, Future Minimum Payments Due, Next Twelve Months	2
Long-term Debt, Maturities, Repayments of Principal in Year Two	34
Capital Leases, Future Minimum Payments Due in Two Years	2
Operating Leases, Future Minimum Payments, Due in Two Years	30
Long-term Debt, Maturities, Repayments of Principal in Year Three	42
Capital Leases, Future Minimum Payments Due in Three Years	2
Operating Leases, Future Minimum Payments, Due in Three Years	22
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,261
Capital Leases, Future Minimum Payments Due in Four Years	2
Operating Leases, Future Minimum Payments, Due in Four Years	16
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Capital Leases, Future Minimum Payments Due in Five Years	2
Operating Leases, Future Minimum Payments, Due in Five Years	8
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,387
Capital Leases, Future Minimum Payments Due Thereafter	5
Operating Leases, Future Minimum Payments, Due Thereafter	17
Capital Leases, Future Minimum Payments Due	15
Operating Leases, Future Minimum Payments Due	128
Amount representing interest	(6)
Present value of minimum payments	9
Rental Expense under Operating Leases	36	36	36
Non-affiliated Debt [Member]
Debt and Commitments Maturities [Line Items]
Total minimum payments	$ 3,822